TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of trade and other receivables breakdown [text block]
	Thousands of U.S. dollars
	2018	2019
Non-current trade receivables	6,430	6,321
Other non-financial assets (*)	12,718	15,803
Total non-current	19,148	22,124
Current trade receivables	279,926	334,949
Other receivables	8,439	5,953
Prepayments	18,332	12,675
Personnel	8,957	6,022
Total current	315,654	359,599
Total	334,802	381,723

(*) "Other non-financial assets" as of December 31, 2019 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

Disclosure of provision matrix [text block]
	Thousands of U.S. dollars
	2018	2019

Trade receivables	288,531	347,703
Allowances of trade receivables	(2,175)	(6,433)
Trade receivables, net	286,356	341,270

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2018	14,704	1,026	2,691	4,330	22,751
12/31/2019	22,606	1,224	1,233	1,936	26,999

Disclosure of credit risk exposure [text block]
	Thousands of U.S. dollars
	2018	2019
Opening balance	(6,099)	(2,175)
Allowance of trade receivables	(1,854)	(4,588)
Reversal	824	277
Write off	3,031	-
Translation differences	1,923	53
Total	(2,175)	(6,433)